UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.00001	$ 0.00001
Common stock, shares authorized	5,000,000,000,000	5,000,000,000,000
Common stock, shares issued	1,986,974	1,342,999
Common stock, shares outstanding	1,986,974	1,342,999